Convertible Debentures (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 01, 2020	Apr. 23, 2020	Nov. 05, 2019	Apr. 09, 2019	Dec. 26, 2019	Nov. 30, 2019	Oct. 31, 2019	Aug. 30, 2019	Jul. 22, 2019	Apr. 02, 2020	Apr. 02, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Lenders [Member]
Convertible Debentures (Textual)
Description of convertible debentures						(i) ADSs at an exchange rate equal to $7.00, the per ADS offering price in the November 2019 Public Offering, and (ii) an even number of ADS purchase warrants at $7.70 per ADS (the "$7.70 MFN Warrants"), which $7.70 MFN Warrants were to be in form and substance identical to the warrants issued in the concurrent private placement to the November 2019 Public Offering, except for also having cashless exercise mechanism.						(i) ADSs at an exchange rate equal to $3.15, the per ADS offering price in the December 2019 Registered Direct Offering, and (ii) an even number of ADS purchase warrants at $3.30 per ADS (the "$3.30 MFN Warrants"), which $3.30 MFN Warrants would be in form and substance identical to the warrants issued in the concurrent private placement to the December 2019 Registered Direct Offering.
Warrants exercise price per ADS										$ 3.30	$ 3.30
Term of warrants						5 years					5 years 6 months
Issued ADSs upon conversion of debentures	17,133					344,144					1,053,417			16,401,808
Net amount was classified to equity														$ 3,262
Convertible debentures						$ 1,600				$ 3,300	$ 3,300			$ 3,854
Exercise price of other outstanding Warrants			$ 8.00			$ 7.70
Waiving amount			$ 330
Repaid debentures			$ 470
Outstanding Debenture		$ 836
Lenders Converted Debentures [Member]
Convertible Debentures (Textual)
Warrants										1,053,417
Warrants exercise price per ADS										$ 3.30	$ 3.30
Issued ADSs upon conversion of debentures										1,092,575				410,045
Warrant exercised										1,053,417
Securities Purchase Agreement [Member] | Lenders [Member]
Convertible Debentures (Textual)
Aggregate amount of convertible loan				$ 6,000
Warrants				146,341
Warrants to purchase ADSs				146,341
First tranche of loan amount received				$ 1,000
Second tranche of loan amount received													$ 5,000
Convertible debentures term
Interest per annum												8.00%
Description of convertible debentures					The Company obtained another convertible loan from the Lenders, who partially exercised their Greenshoe Option in the approximate amount of $666 thousand for each Lender, for a total of $1,332 thousand (the "December Greenshoe Debentures"). The December Greenshoe Debentures had an 18-month term from issuance and bear interest at 8% per annum payable quarterly in cash or ADSs. According to the agreement, the December Greenshoe Debentures as well as all previous outstanding Debentures, are convertible at $8.00, subject to adjustments. In addition, the Lenders had a Most Favored Nation Right for a subsequent financing on better terms, for the term of the Debentures, for the December Greenshoe Debentures as well as for all previous outstanding Debentures in the amount of $3,854 thousand, such that the Lenders were able to convert into the subsequent financing on a dollar-for-dollar basis or at the terms of the December 2019 Registered Direct Offering.		The Company obtained another convertible loan from one of the Lenders, who partially exercised its Greenshoe Option in the amount of $500 thousand (the "October Greenshoe Debentures"). The October Greenshoe Debentures had an 18-month term from issuance and bear interest at 8% per annum payable quarterly in cash or ADSs. The October Greenshoe Debentures' initial conversion price was $8.00 per ADS, subject to adjustments.	The Company obtained another convertible loan from one of the Lenders in the amount of $400 thousand (the "August Greenshoe Debentures"). The August Greenshoe Debentures have an 18-month term from issuance and bear interest at 8% per annum payable quarterly in cash or ADSs. Upon issuance, the August Greenshoe Debentures were convertible at $19.92. The conversion price of the August Greenshoe Debentures would reset, but not below $8 per ADS, if there was a subsequent issuance of the Company's securities below the conversion price per share, to the price of the subsequent issuance.				The Debentures' initial conversion price was set to $41 per ADS, and then was several times reset following triggering of an adjustment mechanism that was agreed upon in the April 2019 Agreement, setting forth that the conversion price will be reset, if there is a subsequent issuance of the Company's securities below the conversion price, to the price of the subsequent issuance. The Debentures contained other customary anti-dilution features, with the Black-Scholes value of the Debentures payable upon the occurrence of a fundamental transaction. The Debentures were redeemable by the Company after the effective date, which was set as June 4, 2019, upon a 20 trading days prior notice to the Lenders at 120% of the principal amount of the Debentures, plus accrued interest.
Warrants exercise price per ADS												$ 47.15
Term of warrants												5 years
Term of participation right in subsequent financing												12 months
Maximum percentage of subsequent financing												50.00%
Warrant coverage, percentage												100.00%
Expire date of subsequent financing												Jun. 05, 2020
Repricing Agreement [Member] | Lenders [Member]
Convertible Debentures (Textual)
Warrants to purchase ADSs									36,232
Warrants exercise price per ADS									$ 27.60
Description of warrants									Following the execution of the Repricing Agreement, the Lenders exercised the Warrants into 36,232 ADSs (representing 1,449,280 ordinary shares of the Company) on July 24, 2019, for consideration of $1 million.
Exercise price of other outstanding Warrants									$ 27.60
Second Repricing Agreement [Member] | Lenders [Member]
Convertible Debentures (Textual)
Warrants to purchase ADSs								5,020
Warrants exercise price per ADS								$ 19.92
Description of warrants								Following the execution of the Second Repricing Agreement, the Lender exercised the said Warrants into 5,020 ADSs (representing 200,800 ordinary shares of the Company) on August 30, 2019 for consideration of $100 thousand.
Exercise price of other outstanding Warrants								$ 19.92